Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Nov. 30, 2018	May 31, 2018	May 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 1,642,082	$ 1,726
Intangible Assets, Accumulated Amortization	(54,169)	(1,260)	$ (828)
Intangible Assets, Net	1,587,913	898
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	319,600	0
Intangible Assets, Accumulated Amortization	(13,317)	0
Intangible Assets, Net	306,283	0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	990,000	0
Intangible Assets, Accumulated Amortization	(20,624)	0
Intangible Assets, Net	969,376	0
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	301,000
Intangible Assets, Accumulated Amortization	(12,542)
Intangible Assets, Net	288,458
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	27,000	0
Intangible Assets, Accumulated Amortization	(5,626)	0
Intangible Assets, Net	21,374	0
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	4,482	1,726
Intangible Assets, Accumulated Amortization	(2,060)	(828)
Intangible Assets, Net	$ 2,422	898
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross		0
Intangible Assets, Accumulated Amortization		0
Intangible Assets, Net		$ 0